Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 178,090	¥ 793,238	¥ 1,596,636
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains (losses) on investment securities	[1]	12,961	(249,781)	999,817
Net debt valuation adjustments (Note 14)		(8,552)	3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(13,245)	1,808	899
Defined benefit plans (Note 13)		103,572	(131,493)	18,927
Foreign currency translation adjustments		(143,210)	(356,677)	688,518
Total		(48,474)	(732,638)	1,708,161
Comprehensive income		129,616	60,600	3,304,797
Net income (loss) attributable to noncontrolling interests		(24,590)	(9,094)	65,509
Other comprehensive income (loss) attributable to noncontrolling interests		(24,765)	27,773	(1,412)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 178,971	¥ 41,921	¥ 3,240,700

[1]	Unrealized gains of ¥56 million, ¥17 million and ¥24 million, net of tax, related to debt securities with credit component were realized and included in net income before attribution of noncontrolling interests for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.